26. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Information Abstract
SEGMENT INFORMATION

26           SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources.

With the sale of the Argentina, Europe and Thailand Operations and changes in the management, the Company has modified its operating segments in relation to December 31, 2018 primarily observing the Company’s business regions, being: (i) Brazil; (ii) International, which concentrates all the Company’s operations abroad and has absorbed the Halal and International segments disclosed in the consolidated financial statements of December 31, 2018; and (iii) Other Segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products. Their characteristics are described below:

»   Poultry: production and sale of whole poultry and in-natura cuts.

»   Pork and other: production and sale of in-natura cuts.

»   Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.

»   Other sales: sale of flour for food service and others.

Other segments are divided into commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers) and health care (health and wellness), as well as commercialization of agricultural products.

The net sales for each reportable operating segment is set forth below:

Net sales	12.31.19	12.31.18	12.31.17
Brazil
In-natura	4,635,597	3,998,483	3,483,239
Poultry	3,692,377	3,198,356	2,689,908
Pork and other	943,220	800,127	793,331
Processed	12,839,008	12,274,681	11,688,008
Other sales	14,874	19,372	17,365
	17,489,479	16,292,536	15,188,612

International
In-natura	12,605,846	10,905,155	10,296,197
Poultry	11,262,954	10,021,923	8,926,311
Pork and other	1,342,892	883,232	1,369,886
Processed	2,119,918	1,850,614	1,534,163
Other sales	173,630	312,902	419,488
	14,899,394	13,068,671	12,249,848

Other segments	1,058,107	827,214	875,700
	33,446,980	30,188,421	28,314,160

The operating income (loss) for each segment is set forth below:

	12.31.19	12.31.18	12.31.17
Brazil	1,818,813	590,416	987,163
International	1,275,285	23,778	19,991
Other segments	109,138	89,311	79,016
Sub total	3,203,236	703,505	1,086,170
Corporate	(454,899)	(909,839)	(422,986)
	2,748,337	(206,334)	663,184

The items presented above as Corporate refers to relevant events not attributable to the normal course of business neither to the operating segments. For the year ended December 31, 2019, the main events were: R$79,937 (R$78,889 in the same period of the previous year) of expenses related to investigations involving the Company and, R$48,251 (R$14,848 in the same period of the previous year) related to demobilization expenses.

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the years ended December 31, 2019 and December 31, 2018.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,562,104	1,543,467	339,784	353,684	1,901,888	1,897,151
	2,713,602	2,694,965	1,322,262	1,336,162	4,035,864	4,031,127

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s administration, which makes investment decisions and determine allocation of resources on a consolidated basis.